DEBT AND LEASE ARRANGEMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) program	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Management milestone one, net debt		$ 65,000
Dividend per share growth annualy		4.00%
CP programmes | program	2
Debt issued	$ 89,086	$ 108,014
Fair value of debt excluding finance lease liabilities	67,066	88,294
Cash outflow for leases	6,777	6,891
CP programmes
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, short-term	$ 10,000
Debt maturity period, short term debt	270 days
Maximum issuance of debt, long-term	$ 10,000
Debt maturity period, long-term debt	397 days
EMTN programme
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 0	6,734
US shelf registration
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 1,500	6,250
Committed credit facility, due in 2021
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 1,920
Committed credit facility, due in 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			320
Committed Credit Facility, Due In 2026
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 7,680
Bottom of range
Disclosure of detailed information about borrowings [line items]
Base cash capex		$ 19,000
Management milestone two, percentage distribution of cash flow from operations to shareholders		20.00%
Top of range
Disclosure of detailed information about borrowings [line items]
Base cash capex		$ 22,000
Management milestone two, percentage distribution of cash flow from operations to shareholders		30.00%